Business Combinations (Schedule of Assets and Liabilities) (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Jul. 01, 2016	Dec. 31, 2015
Assets
Cash and cash equivalents	$ 22,875	$ 35,908	$ 24,815	$ 8,055
Investment securities	50,675	62,540	92,852
Restricted equity securities	1,388	1,149	2,279
Loans	424,871	411,968	402,652
Allowance for loan losses	(3,453)	(3,420)	(3,309)	(3,418)
Cash value of life insurance	17,348	16,850	16,836
Foreclosed assets	0	70	95
Property and equipment	17,646	17,970	17,971
Goodwill and other intangible assets	2,045	2,327	2,469
Accrued interest receivable	1,737	1,732	1,792
Other assets	9,864	5,890	12,171
Total assets	547,961	558,856	570,623
Liabilities
Deposits	488,441	499,387	493,538
Borrowings	0	0	18,000
Accrued interest payable	46	57	131
Other liabilities	2,292	3,946	2,582
Total Liabilities	490,779	503,390	514,251
Shareholders' Equity	$ 57,182	$ 55,466	56,372	$ 30,656
Grayson Bankshares, Inc.
Assets
Cash and cash equivalents			13,117
Investment securities			33,847
Restricted equity securities			971
Loans			244,800
Allowance for loan losses			(3,309)
Cash value of life insurance			10,122
Foreclosed assets			95
Property and equipment			11,548
Accrued interest receivable			1,253
Other assets			5,044
Total assets			317,488
Liabilities
Deposits			274,265
Borrowings			10,000
Accrued interest payable			96
Other liabilities			1,146
Total Liabilities			285,507
Shareholders' Equity			31,981
Cardinal Bankshares Corporation
Assets
Cash and cash equivalents			11,698
Investment securities			59,005
Restricted equity securities			1,308
Loans			157,852
Cash value of life insurance			6,714
Property and equipment			6,423
Goodwill and other intangible assets			2,469
Accrued interest receivable			539
Other assets			7,127
Total assets			253,135
Liabilities
Deposits			219,273
Borrowings			8,000
Accrued interest payable			35
Other liabilities			1,436
Total Liabilities			228,744
Shareholders' Equity			$ 24,391